Discontinued operations (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Statement [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ (1,175)	$ (1,049)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Statement [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ (54)	(825)
Discontinued operations
Statement [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 391
Terminal Growth Rate		3.00%
Discount Rate (post-tax)		7.50%
Discontinued operations | CyPass [member]
Statement [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 337